OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
OTHER FINANCIAL ASSETS [Text Block]

13. OTHER FINANCIAL ASSETS

	As at December 31,
	2022	2021
Current:
Marketable securities	2,568	3,110
Copper price options (Note 7)	6,184	3,904
Fuel call options (Note 7)	261	-
	9,013	7,014
Long-term:
Investment in private companies	1,200	1,200
Reclamation deposits	434	434
Restricted cash	1,355	1,268
	2,989	2,902

The Company holds strategic investments in publicly-traded and privately owned mineral exploration and development companies, including marketable securities. Marketable securities and the investment in privately owned companies are accounted for at fair value through other comprehensive income.